GMO SERIES TRUST

Amended and Restated Supplement dated February 6, 2015 to the

GMO Series Trust Prospectus,

dated August 31, 2014

GMO Foreign Series Fund

The section captioned “Principal investment strategies” on pages 27-28 of the Prospectus is replaced, in its entirety, with the following:

Principal investment strategies

The Fund invests substantially all of its assets in GMO Foreign Fund (“Foreign Fund”), a series of GMO Trust not offered in this Prospectus. Foreign Fund invests in securities and other instruments. The Fund’s investment objective and principal investment strategies are substantially similar to those of Foreign Fund. References to the Fund may also refer to Foreign Fund, and references to actions undertaken or investments held by the Fund may also refer to those by Foreign Fund. GMO serves as investment adviser for both the Fund and Foreign Fund.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in investments tied economically to countries other than the United States, including both developed and emerging countries. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depository receipts, and exchange-traded equity real estate trusts (“REITs”) and income trusts.

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and/or visits companies.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund may also invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.